MARKETABLE SECURITIES: (Tables)	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities

	December 31,	June 30,
	2022	2023
Level 2 securities:
U.S government and agency bonds	1,494	-
Other foreign government bonds	-	3,899
Corporate bonds*	7,184	13,964
Total	8,678	17,863

* Investments in Corporate bonds rated A or higher.

Schedule Of Summary of Changes in Fair Value of Marketable Securities

	Marketable securities
	For the year ended December 31, 2022	For the Six Months ended June 30, 2023

Balance at beginning of the period	1,709	8,678
Additions	10,006	17,114
Sale or maturity	(2,918)	(7,995)
Changes in fair value during the period	(119)	66
Balance at end of the period	8,678	17,863

Schedule of Debt Securities
Market value
June 30,
2023
Due within one year	7,445
Between 1-2 years	10,418